ACCOUNTS AND NOTES RECEIVABLE, NET	12 Months Ended
Sep. 30, 2011
ACCOUNTS AND NOTES RECEIVABLE, NET
NOTE 4. ACCOUNTS AND NOTES RECEIVABLE, NET

Accounts and notes receivable and allowance for doubtful accounts consisted of the following:
	As of September 30, 2011	As of September 30, 2010
	US$(’000)	US$(’000)
Accounts receivable	9,798	6,699
Less: allowance for doubtful accounts	(456)	(49)
Accounts receivable, net	9,342	6,650
Notes receivable	76	-
Total accounts and notes receivable	9,418	6,650

The details of notes receivable consisted of the following:

Client Name	Amount US$(’000)	Due Date

Jiaozuo Hengyi Industry and Trading Company	31	January 13, 2012
Shilin Luohe Metallurgy Facility Co., Ltd.	31	December 13, 2011
Shanxi Tongzhou Coal and Coke Group	14	November 30, 2011
Total	76

As of September 30, 2011 and September 30, 2010, all accounts and notes receivable were due from third party customers.

Any additions, deductions and amounts recovered of the Company's allowance for doubtful accounts are recorded within general and administration expenses for the respective periods.